Financial Instruments - Summary of Fair Value of Financial Instruments that are Measured at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	$ 6,135,793	$ 218,511	$ 5,288,996
Financial assets at FVTOCI	2,367,547	84,314	3,800,465
Financial liabilities at FVTPL	1,537,208	54,744	973,571
Investments in equity instruments designated at fair value through other comprehensive income	728,398	25,940	755,903
Trade receivables, net	1,012,736	36,066	1,014,872
Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	99,312	3,537	56,561
Financial liabilities at FVTPL	1,448,972	51,602	862,581
Forward Exchange Contract [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	122,511	4,363	104,308
Financial liabilities at FVTPL	9,020	321	110,990
Quoted ordinary shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	4,064,438	144,745	3,460,123
Open-end mutual funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	339,338	12,085	662,290
Unquoted preferred shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	151,329	5,389	158,718
Unquoted preferred shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	385,440	13,726	377,440
Private-placement funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,124,754	40,055	603,718
Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	567,377	20,206	565,028
Limited partnership [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	9,692	345	32,157
Unsecured subordinate corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in debt instruments	1,012,736	36,066	1,014,872
Trade receivables, net	626,413	22,308	2,029,690
Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	9,020	321	110,990
Call options [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL			24,556
Call options [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL			24,556
Target redemption forward contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	79,216	2,821
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	4,403,776	156,830	4,122,413
Financial assets at FVTOCI	0	0
Trade receivables, net	0	0
Level 1 of fair value hierarchy [member] | Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	0	0
Financial liabilities at FVTPL	0	0
Level 1 of fair value hierarchy [member] | Forward Exchange Contract [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	0	0
Financial liabilities at FVTPL	0	0
Level 1 of fair value hierarchy [member] | Quoted ordinary shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	4,064,438	144,745	3,460,123
Level 1 of fair value hierarchy [member] | Open-end mutual funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	339,338	12,085	662,290
Level 1 of fair value hierarchy [member] | Unquoted preferred shares [member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity instruments designated at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Unquoted preferred shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	0	0
Level 1 of fair value hierarchy [member] | Private-placement funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	0	0
Level 1 of fair value hierarchy [member] | Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity instruments designated at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Limited partnership [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	0	0
Level 1 of fair value hierarchy [member] | Unsecured subordinate corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in debt instruments	0	0
Trade receivables, net	0	0
Level 1 of fair value hierarchy [member] | Target redemption forward contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	0	0
Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	221,823	7,900	160,869
Financial assets at FVTOCI	0	0
Financial liabilities at FVTPL	1,537,208	54,744	973,571
Level 2 of fair value hierarchy [Member] | Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	99,312	3,537	56,561
Financial liabilities at FVTPL	1,448,972	51,602	862,581
Level 2 of fair value hierarchy [Member] | Forward Exchange Contract [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	122,511	4,363	104,308
Level 2 of fair value hierarchy [Member] | Quoted ordinary shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	0	0
Level 2 of fair value hierarchy [Member] | Open-end mutual funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	0	0
Level 2 of fair value hierarchy [Member] | Unquoted preferred shares [member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity instruments designated at fair value through other comprehensive income	0	0
Level 2 of fair value hierarchy [Member] | Unquoted preferred shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	0	0
Level 2 of fair value hierarchy [Member] | Private-placement funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	0	0
Level 2 of fair value hierarchy [Member] | Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity instruments designated at fair value through other comprehensive income	0	0
Level 2 of fair value hierarchy [Member] | Limited partnership [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	0	0
Level 2 of fair value hierarchy [Member] | Unsecured subordinate corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in debt instruments	0	0
Trade receivables, net	0	0
Level 2 of fair value hierarchy [Member] | Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	9,020	321	110,990
Level 2 of fair value hierarchy [Member] | Target redemption forward contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	79,216	2,821
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,510,194	53,781	1,005,714
Financial assets at FVTOCI	2,367,547	84,314	3,800,465
Trade receivables, net	0	0
Level 3 of fair value hierarchy [member] | Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	0	0
Financial liabilities at FVTPL	0	0
Level 3 of fair value hierarchy [member] | Forward Exchange Contract [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	0	0
Financial liabilities at FVTPL	0	0
Level 3 of fair value hierarchy [member] | Quoted ordinary shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	0	0
Level 3 of fair value hierarchy [member] | Open-end mutual funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	0	0
Level 3 of fair value hierarchy [member] | Unquoted preferred shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	151,329	5,389	158,718
Level 3 of fair value hierarchy [member] | Unquoted preferred shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	385,440	13,726	377,440
Level 3 of fair value hierarchy [member] | Private-placement funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,124,754	40,055	603,718
Level 3 of fair value hierarchy [member] | Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	567,377	20,206	565,028
Level 3 of fair value hierarchy [member] | Limited partnership [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	9,692	345	32,157
Level 3 of fair value hierarchy [member] | Unsecured subordinate corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in debt instruments	1,012,736	36,066	1,014,872
Trade receivables, net	626,413	22,308	2,029,690
Level 3 of fair value hierarchy [member] | Call options [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL			$ 24,556
Level 3 of fair value hierarchy [member] | Target redemption forward contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	$ 0	$ 0